Discontinued Operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued Operations
On May 11, 2019, the Company entered into an Asset and Share Purchase Agreement ("Purchase Agreement") with OC Spartan Acquisition, Inc., pursuant to which the Company agreed to sell substantially all of the assets of the Company's blow molding business. This divestiture represents a strategic shift in Milacron's business and, in accordance with U.S. GAAP, qualifies as a discontinued operation. As a result, the operating results and cash flows related to the Company's blow molding business have been reflected as discontinued operations in the Consolidated Statements of Operations and Consolidated Statements of Cash Flows for all periods presented, while the assets and liabilities that are expected to be sold have been reflected as assets and liabilities held for sale for the current and prior periods in the Consolidated Balance Sheets. The financial information reported for the Company's Advanced Plastic Processing Technologies reporting segment excludes the activity from the Company's blow molding business.
The assets and liabilities of the Company's blow molding business that have been classified as held for sale in the Consolidated Balance Sheets are comprised of the following:

	December 31,
	2018	2017
	(in millions)
Accounts receivable, net	$6.5	$7.3
Inventories, net	19.3	17.9
Prepaid and other current assets	1.5	3.2
Current assets held for sale	$27.3	$28.4

Property and equipment, net	$25.3	$27.4
Goodwill	0.6	0.6
Intangible assets, net	1.1	2.5
Noncurrent assets held for sale	$27.0	$30.5

Accounts payable	$6.1	$6.0
Advanced billings and deposits	5.6	10.4
Accrued salaries, wages and other compensation	1.9	2.2
Other current liabilities	1.3	1.4
Current liabilities held for sale	$14.9	$20.0

The following table presents a consolidation of the captions within the Company's Consolidated Statements of Operations for the loss from discontinued operations attributable to the Company's blow molding business for the years ended December 31, 2018, 2017 and 2016.

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Loss from discontinued operations attributable to blow molding business
Net sales	$93.5	$94.7	$80.3
Cost of sales	79.6	80.1	62.9
Selling, general and administrative expenses	15.3	16.9	21.3
Amortization expense	1.8	2.1	2.0
Loss (gain) on currency translation	0.1	(1.6)	—
Other expense, net	0.2	1.6	0.9
Operating loss from discontinued operations	(3.5)	(4.4)	(6.8)
Interest expense, net	0.1	—	0.1
Pretax loss from discontinued operations	(3.6)	(4.4)	(6.9)
Income tax expense (benefit)	1.5	2.3	(0.4)
Loss from discontinued operations	$(5.1)	$(6.7)	$(6.5)